John Hancock Disciplined Value Mid Cap Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	9.65%	9.38%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.27%	7.81%	7.84%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.80%	7.44%	7.34%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.18%	9.95%	9.12%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.27%	11.05%	10.22%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	10.85%	10.62%	9.78%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	11.14%	10.90%	10.06%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.39%	11.17%	10.33%